CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CONDENSED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Fees paid for borrowings	$ 5	$ 49
Overdrawn amount	$ 201	$ 0